MARSHALL FUNDS, INC.
MARSHALL MID-CAP GROWTH FUND
MARSHALL SMALL-CAP GROWTH FUND

     SUPPLEMENT TO CLASS A SHARES PROSPECTUS AND CLASS Y SHARES PROSPECTUS DATED OCTOBER 31, 1999

We are providing this Supplement to advise you of a change in portfolio management of the MARSHALL MID-CAP GROWTH FUND ("MID-CAP GROWTH FUND") and MARSHALL SMALL-CAP GROWTH FUND ("SMALL-CAP GROWTH FUND").

     Effective April 28, 2000, the MID-CAP GROWTH FUND and SMALL-CAP GROWTH FUND will be co-managed by Cynthia K. Bohlen and Michael D. Groblewski. Ms. Bohlen and Mr. Groblewski have led the Adviser's Investment Committee responsible for managing the MID-CAP GROWTH FUND and SMALL-CAP GROWTH FUND since December 1999. Ms. Bohlen, vice president, has been with the Adviser since September 1993. From June 1998 to December 1999, she was an analyst for the MID-CAP GROWTH FUND and SMALL-CAP GROWTH FUND and from January 1997 to June 1998, she was an analyst for the LARGE-CAP GROWTH & INCOME FUND. Prior to January 1997, Ms. Bohlen managed private portfolios on behalf of the Adviser for high net-worth clients and non-for-profit organizations. She holds a B.B.A. degree in Finance and a B.A. degree in Spanish from the University of Wisconsin--Madison. Mr. Groblewski, vice president, joined the Adviser in June 1999. From June 1999 to December 1999, he was an analyst for the MID-CAP GROWTH FUND and SMALL-CAP GROWTH FUND. From April 1996 to June 1999, he was an equity analyst at Cleary, Gull, Reiland and McDevitt. From 1993 to March 1996, he was with Exponential Partners, Inc., where he performed valuations of privately held companies. Mr. Groblewski holds an M.B.A. degree in Finance and International Business from Syracuse University and a B.B.A. degree in Finance from the University of Wisconsin--Madison.


                                                                  April 28, 2000









Marshall Funds Investor Services PO Box 1348 Milwaukee, WI 53201-1348 1-800-580-FUND (3863) (Class A)

414-287-8555 or 800-236-FUND (3863) (Class Y)
Internet address: http://www.marshallfunds.com
TDD:  Speech and Hearing Impaired Services

1-800-209-3520

25361 (4/00)